Equity accounted investments - Joint ventures and associates segmentation (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments in joint ventures and associates	R 10,991	R 11,813
Mining
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments in joint ventures and associates	1	1
Energy
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments in joint ventures and associates	9,667	8,603
Base Chemicals
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments in joint ventures and associates	1,164	3,038
Performance Chemicals
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments in joint ventures and associates	16	14
Group Functions
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments in joint ventures and associates	R 143	R 157